Shareholders' Equity - Schedule of Changes in Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	$ 1,952	$ 1,979	$ 1,971
Change during period	(25)	3	57
Reclassified to operations	0	2	34
Tax effect	0	(1)
Other comprehensive income (loss)	(25)	4	91
Balance, end of period	2,061	1,952	1,979
Foreign Currency Translation
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	481	477	387
Change during period	(30)	5	55
Reclassified to operations	1	0	36
Tax effect	1	(1)
Other comprehensive income (loss)	(29)	4	90
Balance, end of period	452	481	477
Hedges
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	(6)	(7)	(6)
Change during period	5	(2)	2
Reclassified to operations	0	2	(3)
Tax effect	(1)	0
Other comprehensive income (loss)	4	1	(1)
Balance, end of period	(2)	(6)	(7)
Other
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	3	4	3
Change during period	0	0	1
Reclassified to operations	0	0	0
Tax effect	0	0
Other comprehensive income (loss)	0	0	1
Balance, end of period	3	3	4
AOCI Including Portion Attributable to Noncontrolling Interest
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	479	474	384
Balance, end of period	453	479	474
Attributable to non-controlling interests
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	42	55	28
Change during period	20	(13)	27
Reclassified to operations	0	0	0
Tax effect	0	0
Other comprehensive income (loss)	20	(13)	27
Balance, end of period	63	42	55
Attributable to IGT PLC
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance, beginning of period	521	529	412
Change during period	(5)	(10)	84
Reclassified to operations	0	2	34
Tax effect	0	(1)
Other comprehensive income (loss)	(5)	(8)	117
Balance, end of period	$ 516	$ 521	$ 529